SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Principals of Consolidation and Basis of Presentation
Principals of Consolidation and Basis of Presentation
The consolidated financial statements are presented in conformity with accounting standards generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Rocket Lab USA, Inc. and its wholly owned subsidiaries after elimination of intercompany accounts and transactions.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
On an ongoing basis, our management evaluates estimates and assumptions including those related to revenue recognition, contract costs, loss reserves, valuation of warrants and stock-based compensation and deferred tax valuation allowances. We based our estimates on historical data and experience, as well as various other factors that our management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities. Actual results could differ from these estimates and assumptions.
Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers cash and cash equivalents to be only those investments which are highly liquid, readily convertible to cash and which have a maturity date within ninety days from the date of purchase. The carrying amounts for the Company’s cash equivalents approximate fair value due to their short maturities. Cash equivalents are recorded at fair value and consist primarily of money market funds.

Restricted Cash
Restricted Cash
The Company considers restricted cash to include any cash that is legally restricted as to withdrawal or usage. The Company had $1,116 and $1,141 as of December 31, 2021 and 2020, respectively. The balance relates to collateral for letters of credit and money market accounts and is presented in restricted cash in the consolidated balance sheets.

Accounts Receivable, Net
Accounts Receivable, Net
Accounts receivables represent amounts billed and currently due from customers. The amounts are stated at their net estimated realizable value. The Company monitors collections and payments from its customers and maintains an allowance for doubtful accounts, which effective January 1, 2020, is based upon applying an expected credit loss rate to receivables based on the historical loss rate from similar high-risk customers adjusted for current conditions, including any specific customer collection issues identified, and forecasts of economic conditions. Delinquent account balances are written off after management has determined that the likelihood of collection is remote. The allowance for credit losses as of December 31, 2021 and 2020, and the activity in this account, including the current-period provision for expected credit losses for the years ended December 31, 2021 and 2020, were not material.

Inventories
Inventories
Inventories consist of components and subassemblies, spare parts and consumable goods. Inventories are recorded at actual acquisition costs and adjusted to the lower of cost or estimated net realizable value. Costs include direct material, direct labor, applicable manufacturing and engineering overhead, and other direct costs. The determination of net realizable value of long-term
contract costs is based upon quarterly contract reviews that determine an estimate of costs to be incurred to complete all contract requirements. When actual contract costs and the estimate to complete exceed total estimated contract revenues, a loss provision is recorded.

Prepaids and Other Current Assets	Prepaids and Other Current Assets Prepaids and other current assets include goods and services tax, prepaid expenses, government grant receivables and miscellaneous receivables.
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
Property, plant and equipment, are stated at cost, less accumulated depreciation. Depreciation on Launch Services is calculated using a diminishing value method which approximates a double-declining method over the estimated useful lives of assets. Depreciation on Space Systems is calculated using the straight-line
method over the estimated useful lives of assets.

Asset Category	Estimated Useful Lives
Buildings and improvements	15 to 30 years
Machinery, equipment, vehicles and office furniture	2 to 12 years
Computer equipment, hardware and software	3 to 5 years
Launch site assets	3 to 10 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Launch site assets include buildings, machinery and equipment at launch sites.
Repair and maintenance costs are expensed as incurred. Assets disposed of or retired are removed from cost and accumulated depreciation accounts and any resulting gain or loss is reflected in the Company’s consolidated statements of operations and comprehensive loss.

Business Combination
Business Combination
The results of businesses acquired in a business combination are included in our consolidated financial statements from the date of the acquisition. The Company uses the acquisition method of accounting for business combinations and recognizes assets acquired and liabilities assumed measured at their fair values on the date acquired. Goodwill is measured as of the acquisition date as the excess of consideration transferred over the net acquisition date fair value of the assets acquired and the liabilities assumed.
The Company performs valuations of assets acquired and liabilities assumed and allocates the purchase price to its respective assets and liabilities. Determining the fair value of assets acquired and liabilities assumed requires us to use significant judgment and estimates, including the selection of valuation methodologies, estimates of future revenue, costs and cash flows, discount rates and selection of comparable companies. The Company engages the assistance of valuation specialists in concluding on fair value measurements in connection with determining fair values of assets acquired and liabilities assumed in a business combination.

Intangible Assets, Net
Intangible Assets, Net
Intangible assets consist of purchased intangible assets including developed technology, in-process
research and development, customer relationships, backlog, trademarks and tradenames, non-compete
agreements, capitalized software and capitalized intellectual property and are amortized over their useful lives ranging from one
to
twenty years
using the
straight-line
method of amortization. The Company evaluates the recoverability of intangible assets periodically by considering events or circumstances that may warrant revised estimates of useful lives
or
that indicate the asset may be impaired.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets consist of property, plant equipment and intangible assets with estimable useful lives subject to depreciation and amortization. The Company reviews long-lived
assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of an asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of the asset or asset group exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group. There was no impairment of long-lived assets during the years ended December 31, 2021 and 2020.
Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combination. We test goodwill for impairment at least annually during the fourth fiscal quarter, or more frequently if indicators of impairment exist during the fiscal year. Events or circumstances which could trigger an impairment review include a significant adverse change in legal factors or in the business climate, loss of key customers, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Company’s use of the acquired assets or the strategy for the Company’s overall business, significant negative industry or economic trends or significant underperformance relative to expected historical or projected future results of operations.
When testing goodwill for impairment, the Company first performs a qualitative assessment. If the Company determines it is more likely than not that a reporting unit’s fair value is less than its carrying amount, then a one-step impairment test is required. If the Company determines it is not more likely than not a reporting unit’s fair value is less than its carrying amount, then no further analysis is necessary. To identify whether a potential impairment exists, the Company compares the estimated fair value of the reporting unit with its carrying amount, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If, however, the fair value of the reporting unit is less than its carrying amount, then such balance would be recorded as an impairment loss.
Any impairment loss is limited to the carrying amount of goodwill allocated to the reporting unit. There was no impairment of goodwill during the years ended December 31, 2021 and 2020.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. We estimate fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which is categorized in one of the following levels:

•	Level 1 —Quoted prices in active markets for identical assets or liabilities.

•
Level 2
—Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•
Level 3
—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs. The inputs to the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

The Company considers the carrying values of cash, restricted cash, accounts receivable, accounts payable, and accrued expenses to approximate fair value for these financial instruments due to the short maturities of these instruments. The Company’s preferred stock warrant options and public and private warrants are carried at fair value and determined according to the fair value hierarchy above (Note 5).

Assets and Liabilities Recorded at Fair Value on a Non-Recurring Basis
Assets and Liabilities Recorded at Fair Value on a
Non-Recurring
Basis
Certain assets and liabilities, including goodwill and intangible assets, are subject to measurement at fair value on a non-
recurring basis upon initial acquisition in a business combination or if they are deemed to be impaired as a result of an impairment review.

Fair Value of Common Stock
Fair Value of Common Stock
Subsequent to the Business Combination, the fair value of the Company’s common stock is based on the closing market price on the date of grant. Prior to the Business Combination, due to the absence of an active market for the Company’s common stock, the fair value of the Company’s common stock is estimated based on current available information. This estimate required significant judgment and considers several factors, such as estimated probabilities of future liquidation scenarios, future equity values estimated based on project future cash flows and guideline public company information, discount rates, expected volatility and discounts for lack of marketability. These estimates were highly subjective in nature and involved a large degree of uncertainty.
Such estimates of the fair value of the Company’s common stock were used in the measurement of stock-based compensation expense and common stock and preferred stock warrants prior to the Business Combination.

Equity Issuance Costs
Equity Issuance Costs
Certain transaction costs incurred in connection with the Merger Agreement that are direct and incremental to the Business Combination (see Note 1) have been recorded as a component of additional paid-in capital within the Condensed Consolidated Balance Sheets.

Revenue Recognition
Revenue Recognition
The Company generates revenue from launch services and space systems. Launch services may be provided as a mission dedicated to a single customer or as a rideshare arrangement with multiple spacecraft from multiple customers. Space systems revenue is comprised of space engineering, program management, spacecraft components, spacecraft manufacturing, space software and mission operations.
Revenue is recognized when control of the promised product or service is transferred to our customers at an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company’s revenue contracts are generally fixed-price contracts or time and materials contracts depending upon the nature of the contract. In fixed-price contracts, to the extent actual costs vary from the cost upon which the price was negotiated, the company will generate variable levels of profit or could incur a loss.
The Company enters into contracts that can include various combinations of products and services, including contracts that contain both launch services and space systems products and services. In general, each launch and space system product or service is capable of being distinct and accounted for as separate performance obligations. Where contracts contain a single performance obligation, the entirety of the transaction price is allocated to this one performance obligation. For contracts with multiple performance obligations, the transaction price is allocated to each performance obligation based on the estimated standalone selling price of the product or service underlying each performance obligation. The standalone selling price represents the amount the Company would sell the product or service to a customer on a standalone basis.
The transaction price represents the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to its customers. The consideration promised within a contract may include fixed amounts and variable amounts. Variable consideration may consist of final milestone payments or mission success fees that are earned when the payload is delivered to the specified orbit, amongst other types.
The Company estimates variable consideration at the most likely amount, which is included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur.
The Company recognizes revenue when or as control is transferred to the customer, either over-time or at a point-in-time.
Generally, launch services revenue is recognized at a
point-in-time
when control transfers upon intentional ignition of the launch or where successful delivery milestones are applicable, such as upon delivery of the spacecraft to the specified orbit. In some circumstances, launch service revenue is recognized over-time
when it is determined that there is no alternative use for the mission, due to contractual or practical limitations, and when the Company has an enforceable right to payment for the services performed to date including a reasonable profit.
Revenue for space systems is recognized at a point-in-time or over-time depending upon the nature of the contract with customer. For contracts to provide space engineering, program management and mission operations, the Company recognizes revenues over-time
as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs. Similarly, spacecraft manufacturing is recognized over-time
when it is determined that there is no alternative use for the spacecraft, due to contractual or practical limitations, and where the Company has an enforceable right to payment for the services performed to date including a reasonable profit. Contracts to provide components for spacecraft that do not qualify for over-time
recognition are recognized at a point-in-time when control is transferred.
For revenue recognized over-time, the Company uses either an input method, based on costs incurred relative to total estimated costs at completion to estimate the percentage of completion, or an output method, based upon days of service, depending upon the nature of the performance obligation. For revenues measured utilizing an input method, the costs incurred are determined by assessing the physical and technical progress on the performance obligation applied to the standard costs. Due to the nature of the work performed under spacecraft construction contracts, the estimation of physical and technical progress requires judgment and is subject to many variables including but not limited to actual progress and costs incurred, labor productivity, changes in cost and availability of materials.
Contracts for space software provide the customer with a right to use the software as it exists when made available to the customer. Customers may purchase perpetual entity-wide licenses or mission-based licenses, which provide customers with the same functionality and differ primarily in the number of spacecraft into which the software may be integrated. Revenue from space software is recognized upfront at the point-in-time
when the software is made available to the customer. When customers purchase when and if available software maintenance in addition to the space software license, revenues allocated to the maintenance are recognized ratably over the maintenance period.
Due to their nature, time and materials contracts contain variable consideration; however, in general, the Company’s performance obligations under time and materials contracts qualify for the “right to invoice” practical expedient. Under this practical expedient, the Company recognizes revenue, over time, in the amount to which the Company has a right to invoice. In addition, the Company is not required to estimate such variable consideration upon inception of the contract and reassess the estimate each reporting period. The Company determined that this method best represents the transfer of services as, upon billing, the Company has a right to consideration from a customer in an amount that directly corresponds with the value to the customer of the Company’s performance completed to date.
Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.
Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to our contracts with customers.
Contract assets include unbilled amounts under contracts when revenue recognized exceeds the amount billed to the customer. Contract assets are transferred to accounts receivable when the right to invoice becomes unconditional and the invoice is issued. Contract assets are classified as current if the invoice will be delivered to the customer within the succeeding 12-month period with the remaining recorded as long-term. These contract assets are not considered a significant financing component of the company’s contracts as the payment terms are intended to protect the customer in the event the company does not perform on its obligations under the contract. Contract liabilities primarily consists of customer billings in advance of revenues being recognized. Contract liabilities are not a significant financing component as they are generally utilized to pay for contract costs within a one-year period or are used to ensure the customer meets contractual requirements.

Cost of Revenues
Cost of Revenues
Cost of revenues includes direct material costs, compensation and benefits and other costs, such as launch service supplies and consumables, lab supplies, insurance, travel, vehicle and equipment related costs directly associated with generating revenues.

Selling, General and Administrative
Selling, General and Administrative
Selling, general and administrative expenses consist of indirect costs, including management and executive compensation, corporate costs related to finance, accounting, human resources, information technology, legal, administrative, safety, professional services, rent and other general expenses.
Advertising costs are expensed as incurred and presented within selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2021 and 2020, advertising costs were not material.

Research and Development Costs, net
Research and Development Costs, net
Research and development costs, net primarily include labor, prototype, and professional services related to the development of our Space System platform and components and the Neutron Launch Vehicle. These costs are based on a cost model for research and development relating to internal product development programs not associated with customer contractual arrangements. These costs are presented net of government grants on the consolidated statements of operations and comprehensive loss.

Government Grants
Government Grants
The Company entered into a funding agreement for a research and development growth grant with an agency of the New Zealand federal government during the year ended 2013. The grant reimbursed up to 20% of the Company’s qualifying research and development costs incurred. The Company recognized a grant receivable once eligible reimbursable research and development expenses are incurred and submitted for reimbursement. Any corresponding grant receivable would be presented within prepaids and other current assets on the consolidated balance sheets. The Company received $3,695 in grant proceeds during the year ended December 31, 2020, which is presented within research and development costs, net in consolidated statements of operations and comprehensive loss.
The Company entered into a research and development tax incentive program with the New Zealand government effective from January 1, 2021. The tax incentive will reimburse up to 15% of the Company’s qualifying research and development costs incurred. The Company may recognize a grant receivable once eligible reimbursable research and development expenses are incurred and submitted for reimbursement. Any corresponding grant receivable will be presented within other current assets on the consolidated balance sheets. The Company accrued for an estimated amount of $2,563 during the year ended December 31, 2021, which is presented within research and development costs, net in consolidated statements of operations and comprehensive loss.
The Company entered into an agreement with the U.S. Space Force’s Space Systems Command for development of the Neutron launch vehicle’s upper stage during the year ended 2021. The Company received $393 in proceeds during the year ended December 31, 2021, which is presented within research and development costs, net in consolidated statements of operations and comprehensive loss.

Stock-Based Compensation
Stock-Based Compensation
The Company’s stock compensation plan is classified as an equity plan which permits stock awards in the form of employee stock options and restricted stock awards. For awards that vest solely based on continued service, the fair value of an award is recognized as an expense over the requisite service period on a straight-line
basis. For awards that contain performance conditions, the fair value of an award is recognized based on the probability of the performance condition being met.
The fair value of stock options under the Company’s employee equity incentive plan are estimated as of the grant date using the
Black-Scholes
option valuation model, which is affected by estimates of the fair value per share of the Company’s common stock, the risk-free interest rate, expected dividend yield, expected term and the expected share price volatility of its common shares over the expected term, which are estimated as follows:

•
Fair value per share of common stock
. Prior to the Business Combination, due to the absence of an active market for the Company’s common stock, the fair value of the Company’s common stock for purposes of determining the exercise price for stock option grants and the fair value at grant date was estimated based on highly subjective and uncertain information. The exercise price of stock options was set at least equal to the fair value of the Company’s common stock on the date of grant. Following the completion of the Business Combination in August 2021, the Company estimates the fair value of common stock based on the market price of our Common Stock underlying the awards on the grant date.

•
Expected volatility
. The Company’s shares have actively traded for a short period of time subsequent to the Business Combination, the volatility is based on the weighted average historical volatilities of a pool of public companies that are comparable to the Company. Expected volatility represents the estimated volatility of the shares over the expected life of the options.

•
Expected term
. The Company determines the expected term of the awards using the simplified method due to the Company’s insufficient history of option exercise and forfeiture activity. The simplified method estimates the expected term based on the average of the vesting period and contractual term of the stock option.

•	Risk-free interest rate . The risk-free interest rate for periods within the expected life of the option is derived from the U.S. treasury interest rates in effect at the date of grant.

•	Estimated dividend yield . The Company uses an expected dividend yield of zero since no dividends are expected to be paid.
The fair value of restricted stock units granted under the Company’s employee equity incentive plans are estimated as of the grant date in an amount equal to the estimated fair value per share of the Company’s common stock.
Forfeitures are recognized as incurred for as they occur. Unless otherwise approved, options must be exercised while the individual is an employee or within 90-days of termination when applicable. The expiration date of newly issued options is ten years after grant date unless earlier terminated as provided for in the Plan.
The assumptions used in calculating the fair value of stock-based awards represent our best estimates, however, these estimates involve inherent uncertainties and the application of judgment. As a result, if factors change or we use different assumptions, stock-based
compensation expense could be materially different in the future.

Income Taxes
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized by applying the statutory tax rates in effect in the years in which the differences between the financial reporting and tax filing bases of existing assets and liabilities are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.
The Company utilizes a
two-step
approach to recognizing and measuring uncertain income tax positions (tax contingencies). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company makes estimates, assumptions and judgments to determine its provision for income taxes and also for deferred tax assets and liabilities and any valuation allowances recorded against deferred tax assets. Actual future operating results and the underlying amount and type of income could differ materially from the Company’s estimates, assumptions and judgments thereby impacting its consolidated financial position and results of operations.
The Company’s policy is to recognize interest and/or penalties related to all tax positions in income tax expense. To the extent that accrued interest and penalties do not ultimately become payable, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision in the period that such determination is made. Interest and penalties related to uncertain tax positions were not material as of and for the years ended December 31, 2021 and 2020.

Segment Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in two reportable segments: Launch Services and Space Systems.

Foreign Currencies
Foreign Currencies
The functional currency of certain of the Company’s wholly owned subsidiaries is the currency of the primary economic environment in which they operate. Assets and liabilities denominated in currencies other than the functional currency are remeasured at the exchange rate in effect on the balance sheet date, with exchange differences or remeasurement included in other (expense) income, net on our consolidated statement of operations and comprehensive loss. Revenue and expenses are translated at average rates of exchange prevailing during the respective period. Translation adjustments resulting from this process are recorded as a component of accumulated other comprehensive income (loss) in the consolidated statement of redeemable convertible preferred stock and shareholders’ deficit.

Leases
Leases
The Company leases certain property, vehicles and equipment. At contract inception, the Company determines if contract contains a lease and whether the lease should be classified as an operating or financing lease.
ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, it uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The ROU asset also includes any lease prepayments made and excludes lease incentives. The Company’s lease terms include options to extend or terminate the lease when it is reasonably certain that it will exercise that option. Lease expense for operating lease payments is recognized on a straight-line
basis over the lease term. Finance leases result in the recognition of depreciation expense, which is recognized on a straight-line basis over the expected life of the leased asset, and interest expense, which is recognized following an effective interest rate method.
The Company excludes
short-term
leases (term of 12 months or less) from the balance sheet presentation and accounts for non-lease and lease components in a contract as a single lease component for certain asset classes.

Warrant Liability
Warrant Liability
The Company accounts for the warrants assumed in connection with the Business Combination in accordance with the guidance contained in ASC 815-40,
Derivatives and Hedging
, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjust the warrants to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Consolidated Statements of Operations and Comprehensive Loss.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In October 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2021-08,
Business
Combinations (Topic 805) Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
(“ASU No. 2021- 08”). The amendments in ASU No. 2021-08 address diversity and inconsistency related to the recognition and measurement of contract assets and contract liabilities acquired in a business combination. The amendments in ASU No. 2021-08 require that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606,
Revenue from Contracts with Customers
. Upon adoption, an acquirer should account for the related revenue contracts of the acquiree as if it has originated the contracts.
For public business entities, the amendments in ASU No. 2021-08 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments in ASU
No. 2021-08
should be applied prospectively to business combinations occurring on or after the effective date of the amendments. Early adoption of the amendments is permitted. An entity that early adopts should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application. The Company has early adopted ASU No. 2021-08 effective January 1, 2021, which resulted in the contract liabilities being recognized under ASC 606 instead of fair value at the acquisition dates. There were no other impacts due to the adoption of this guidance on our consolidated financial statements.